Taxation (Details) $ in Thousands, ¥ in Millions, $ in Millions		6 Months Ended		12 Months Ended		24 Months Ended	36 Months Ended
	Apr. 01, 2018 HKD ($)	Jun. 30, 2024 USD ($)	Jun. 30, 2023 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 USD ($)
Taxation [Line Items]
Profits tax rate (in Dollars) | $	$ 2
Assessable profit percentage	8.25%
Accounting standards, percentage		25.00%
Preferential tax rate		15.00%
Income tax rate		15.00%
Taxable income (in Yuan Renminbi)		$ 1,017	$ 926	¥ 1
Preferential tax rate				10.00%
Net operating loss carryforwards (in Dollars) | $		61,232						$ 45,196
Deferred tax assets, net operating loss carryforwards (in Dollars) | $		10,328						10,841
Valuation allowances (in Dollars) | $		$ 11,088						$ 11,820
Minimum [Member]
Taxation [Line Items]
Taxable income (in Yuan Renminbi)					¥ 1
Maximum [Member]
Taxation [Line Items]
Taxable income (in Yuan Renminbi)				¥ 3
PRC [Member]
Taxation [Line Items]
Taxable income (in Yuan Renminbi)				¥ 3
Preferential tax rate				2.50%
Forecast [Member]
Taxation [Line Items]
Taxable income (in Yuan Renminbi)						¥ 1
Preferential tax rate						5.00%	5.00%
Forecast [Member] | Minimum [Member]
Taxation [Line Items]
Taxable income (in Yuan Renminbi)							¥ 1
Forecast [Member] | Maximum [Member]
Taxation [Line Items]
Taxable income (in Yuan Renminbi)							¥ 3